CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Aug. 31, 2019		2,626,237
Balance, amount at Aug. 31, 2019	$ 2,490,712	$ 2,626	$ 26,248,614	$ (23,868,202)	$ 107,674
Shares issued for services, shares		11,574
Shares issued for services, amount	100,000	$ 12	99,988	0	0
Stock based compensation	1,139,270	0	1,139,270	0	0
Warrants issued for services	168,833	$ 0	168,883	0	0
Exercise of stock options, shares		7,333
Exercise of stock options, amount	30,030	$ 8	30,022	0	0
Private Placements, shares		356,332
Private Placements, amount	2,638,026	$ 355	2,637,671	0	0
Net loss	(4,084,613)	0	0	(3,933,996)	0
Non-controlling interest	(150,617)	$ 0	0	0	(150,617)
Balance, shares at Aug. 31, 2020		3,001,476
Balance, amount at Aug. 31, 2020	2,482,258	$ 3,001	30,324,398	(27,802,198)	(42,943)
Shares issued for services, shares		12,178
Shares issued for services, amount	85,000	$ 12	84,988	0	0
Stock based compensation	410,007	0	410,007	0	0
Warrants issued for services	785,895	0	785,895	0	0
Net loss	(4,186,148)	0	0	(4,027,006)	0
Non-controlling interest	(159,142)	$ 0	0	0	(159,142)
Exercise of warrants, shares		610,189
Exercise of warrants, amount	4,015,043	$ 610	4,014,433	0	0
Private placement, shares		2,102,856
Private placement, amount	9,471,497	$ 2,104	9,469,393	0	0
Balance, shares at Aug. 31, 2021		5,726,699
Balance, amount at Aug. 31, 2021	$ 13,063,552	$ 5,727	$ 45,089,114	$ (31,829,204)	$ (202,085)